ESOP Plan (Q3)	9 Months Ended
Sep. 30, 2020
ESOP Plan [Abstract]
ESOP Plan
NOTE (11) – ESOP Plan

Employees participate in an Employee Stock Ownership Plan (“ESOP”) after attaining certain age and service requirements.  In December 2016, the ESOP purchased 1,493,679 shares of the Company’s common stock at $1.59 per share, for a total cost of $2.4 million, of which $1.2 million was funded with a loan from the Company.  The loan will be repaid from the Bank’s annual discretionary contributions to the ESOP, net of dividends paid, over a period of 20 years.  Shares of the Company’s common stock purchased by the ESOP are held in a suspense account until released for allocation to participants.  When loan payments are made, shares are allocated to each eligible participant based on the ratio of each such participant’s compensation, as defined in the ESOP, to the total compensation of all eligible plan participants.  As the unearned shares are released from the suspense account, the Company recognizes compensation expense equal to the fair value of the ESOP shares during the periods in which they become committed to be released.  To the extent that the fair value of the ESOP shares released differs from the cost of such shares, the difference is charged or credited to equity as additional paid-in capital.  Any dividends on allocated shares increase participant accounts.  Any dividends on unallocated shares will be used to repay the loan.  Participants will receive shares for their vested balance at the end of their employment.  Compensation expense related to the ESOP was $18 thousand for both the three months ended September 30, 2020 and 2019, respectively, and was $50 thousand and $47 thousand for the nine months ended September 30, 2020 and 2019, respectively.

Shares held by the ESOP were as follows:

	September 30, 2020	December 31, 2019
	(Dollars in thousands)

Allocated to participants	1,065,275	1,024,429
Committed to be released	-	10,416
Suspense shares	572,627	603,876
Total ESOP shares	1,637,902	1,638,721
Fair value of unearned shares	$962	$930

Unearned shares, which are reported as Unearned ESOP shares in the equity section of the consolidated statements of financial condition, were $909 thousand and $959 thousand at September 30, 2020 and December 31, 2019, respectively.